As filed with the Securities and Exchange Commission on November 29, 2016

UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT I
NVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Bank (Money Center): 4.0%
35,000	JPMorgan Chase & Co.	$2,330,650

Bank (Processing): 3.1%
26,000	State Street Corp.	1,810,380

Bank (Regional): 1.7%
26,500	BB&T Corp.	999,580

Bank (Super Regional): 3.4%
44,900	Wells Fargo & Co.	1,988,172

Beverages: 1.9%
10,200	PepsiCo, Inc.	1,109,454

Biotechnology: 3.4%
24,800	Gilead Sciences, Inc.	1,962,176

Broadcasting/Cable Television: 2.3%
34,500	Viacom, Inc.	1,314,450

Computer and Peripherals: 2.0%
3,800	Apple, Inc.	429,590
46,000	HP, Inc.	714,380
		1,143,970
Computer Software and Services: 6.4%
37,500	Microsoft Corp.	2,160,000
63,000	Symantec Corp.	1,581,300
		3,741,300
Diversifed Operations: 6.0%
17,000	United Technologies Corp.	1,727,200
35,768	Johnson Controls International Plc	1,664,281
		3,391,481
Drug: 1.0%
9,700	AbbVie, Inc.	611,779

Drug (Generic): 2.9%
36,500	Teva Pharmaceutical Industries, Ltd. - ADR	1,679,365

Drug Store: 2.6%
17,000	CVS Health	1,512,830

Electrical Component: 3.6%
32,600	TE Connectivity Ltd.	2,098,788

Financial Services: 5.2%
19,200	American Express Co.	1,229,568
24,700	Capital One Financial Corp.	1,774,201
		3,003,769
Household Products: 2.9%
19,000	The Procter & Gamble Co.	1,705,250

Insurance (Diversified): 3.5%
45,900	MetLife, Inc.	2,039,337

Insurance (Property Casualty): 1.5%
7,000	Chubb Limited	879,550

Internet Software & Services: 0.6%
450	Alphabet, Inc. *	349,781

Machinery: 2.8%
18,100	Caterpillar, Inc.	1,606,737

Manufacturing - Miscellaneous: 3.5%
31,200	Eaton Corp Plc	2,050,152

Medical Supplies: 3.3%
14,600	Zimmer Biomet Holdings, Inc.	1,898,292

Motorcycles/Motor Scooter: 1.8%
20,400	Harley-Davidson, Inc.	1,072,836

Oil & Gas Services: 2.9%
21,700	Schlumberger Ltd.	1,706,488

Oil/Gas (Domestic): 3.1%
41,500	Devon Energy Corp.	1,830,565

Petroleum (Integrated): 2.8%
15,700	Chevron Corp.	1,615,844

Petroleum (Producing): 5.0%
28,700	ConocoPhillips	1,247,589
22,700	Occidental Petroleum Corp.	1,655,284
		2,902,873
Precision Instruments: 2.6%
9,600	Thermo Fisher Scientific, Inc.	1,526,976

Securities Brokerage: 6.6%
59,000	Morgan Stanley	1,891,540
62,000	The Charles Schwab Corp.	1,957,340
		3,848,880
Telecommunications (Equipment): 7.6%
64,000	Cisco Systems, Inc.	2,030,080
35,000	QUALCOMM, Inc.	2,397,500
		4,427,580

TOTAL COMMON STOCKS (Cost $44,542,720)		$58,159,285

SHORT-TERM INVESTMENTS - 0.1%
79,774	Fidelity Institutional Money Market Portfolio	79,774

TOTAL SHORT-TERM INVESTMENTS (Cost $79,774)		$79,774

TOTAL INVESTMENTS (Cost $44,622,494): 100.0%		58,239,059
Liabilities in Excess of Other Assets: (0.0)%		(41,735)
TOTAL NET ASSETS: 100.0%		$58,197,324

* Non-Income Producing
ADR - American Depositary Receipt

The cost basis of investment for federal income tax purposes at September 30, 2016, was as follows+:

Cost of investments	$44,622,494
Gross unrealized appreciation	15,265,003
Gross unrealized depreciation	(1,648,438)
Net unrealized appreciation	$13,616,565

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock *	$58,159,285	$-	$-	$56,481,399
Total Equity	$58,159,285	$-	$-	$56,481,399
Short-Term Investments	$79,774	$-	$-	$486,227
Total Investments in Securities	$58,239,059	$-	$-	$56,967,626

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc._____

By  /s/ David A. Katz
   David A. Katz, President and Treasurer

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
David A. Katz, President and Treasurer

Date  November 29, 2016